Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-41913



                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                    (EACH A "FUND" AND TOGETHER, THE "FUNDS")

Supplement dated November 6, 2007 to the Funds' Class AAA Shares Prospectus (the
                      "Prospectus") dated January 29, 2007

The Adviser has agreed to extend until at least September 30, 2008 the reimbursements and waiver arrangement described in footnote number 2 on page 8 of the Prospectus.

                                                   Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-41913



                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                    (EACH A "FUND" AND TOGETHER, THE "FUNDS")

   Supplement dated November 6, 2007 to the Funds' Class A, B, C and I Shares
              Prospectus (the "Prospectus") dated January 29, 2007

The Adviser has agreed to extend until at least September 30, 2008 the reimbursements and waiver arrangement described in footnote number 6 on page 11 of the Prospectus.

                                                   Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-41913



                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                    (EACH A "FUND" AND TOGETHER, THE "FUNDS")

    Supplement dated November 6, 2007 to the Funds' Statement of Additional
                 Information (the "SAI") dated January 29, 2007


The Adviser has agreed to extend until at least September 30, 2008 the reimbursements and waiver arrangement described under the section "Investment Advisory and Other Services" found on page 23 of the Funds' SAI.